CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ (10,633)	$ 1,574,791	$ 1,339,142
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on cash and investments held in Trust Account	(628,074)	(3,075,729)	(5,751,596)
Changes in current assets and liabilities:
Other Assets	(102,250)	(17,378)	186,532
Accrued expenses		242,905	1,618,895
Franchise tax payable	92,059	50,000	35,800
Income tax payable	(806,229)	605,128	235,886
Net cash used in operating activities	(1,455,127)	(620,283)	(2,335,341)
Cash Flows from Investing Activities:
Investments held in Trust			(130,370)
Cash withdrawn from Trust Account to pay franchise and income taxes	43,564	1,670,447	1,314,246
Principal deposits into Trust Account for Extension	(391,110)
Restricted Cash			843,313
Due from Sponsor			318,888
Cash withdrawn from Trust Account in connection with redemptions	24,539,002	227,776,035	227,776,035
Net cash provided by investing activities	24,191,456	229,446,482	230,122,112
Cash flows from financing activities:
Proceeds from Advances from sponsor	418,441
Proceeds from convertible promissory note - related party	689,655	99,975	810,345
Redemption of Common Stock	(24,539,002)	(227,776,035)	(227,776,035)
Net cash used in financing activities	(23,430,906)	(227,676,060)	(226,965,690)
Net change in cash and restricted cash	(694,577)	1,150,139	821,081
Cash and restricted cash, beginning of the period	843,313	22,232	22,232
Cash and restricted cash, end of the period	148,736	1,172,371	843,313
Supplemental disclosure of cash flow information:
Cash Paid for Income Taxes	1,027,644		791,758
Supplemental disclosure of non-cash investing and financing activities:
Excise tax liability arising from redemption of Class A shares		2,277,760	2,523,150
Accretion of Class A common stock subject to possible redemption	$ 800,030	$ 2,276,329	$ 4,510,051